Share-based compensation - PSU activity (Details) - Performance stock units	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of Shares
Unvested at January 1 (in shares) | shares	0
Forfeited (in shares) | shares	(216,251)
Vested (in shares) | shares	0
Granted (in shares) | shares	2,240,372
Unvested at December 31 (in shares) | shares	2,024,121
Weighted-Average Grant Date Fair Value
Unvested at January 1 (in dollars per share) | $ / shares	$ 0
Forfeited (in dollars per share) | $ / shares	2.89
Vested (in dollars per share) | $ / shares	0
Granted (in dollars per share) | $ / shares	2.89
Unvested at December 31 (in dollars per share) | $ / shares	$ 2.89